Investments in affiliates - Equity Accounted Investments (Details) - Gemini - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of financial information
Ownership (as a percent)	49.00%		49.00%	49.00%
Current assets		$ 6,242	$ 8,327
Non-current assets		69,740	41,155
Current liabilities		9,892	5,201
Long-term liabilities		47,795	29,254
Net operating revenues		20,264	18,885	$ 17,388
Net income		$ 3,268	$ 2,787	$ 1,969